Merger Transaction and Related Financing Transactions (Details)								12 Months Ended
	Aug. 15, 2024 CNY (¥)	Aug. 15, 2024 USD ($)	Sep. 29, 2022 CNY (¥)	Sep. 29, 2022 USD ($)	Sep. 28, 2022 CNY (¥) shares	Sep. 28, 2022 USD ($) shares	Jan. 19, 2021 USD ($)	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares shares	May 12, 2023 $ / shares	Sep. 28, 2022 USD ($) shares	Jul. 28, 2022 CNY (¥)	Jul. 28, 2022 USD ($)
Merger Transaction and Related Financing Transactions [Line Items]
Par value of ordinary shares (in Dollars per share) | $ / shares									$ 0.0000469793497033866				$ 0.0000469793497033866
Common stock, shares issued									33,243,582				33,243,582
Fair value of the earn-in shares as additional paid-in capital					¥ 419,531,300	$ 59,000,000		¥ (1,494,507)		¥ (2,116,740)	¥ (1,520,393)
Earn-out shares expiry term								5 years	5 years
Cash acquired from merger transaction					24,237,896	3,408,651
Consideration value	¥ 28,755,632	$ 4,050,146						¥ 78,284,821	$ 10,979,203
Notice investor periods								30 days	30 days
Price per option share (in Dollars per share) | $ / shares									$ 3.45			$ 9.3
Trading days								20 days	20 days
Trading day commencing option exercisable days								30 days	30 days
Fair value of options					¥ 1,777,675										$ 250,000
Public Warrants [Member]
Merger Transaction and Related Financing Transactions [Line Items]
Warrants issued					17,250,000										17,250,000
Sponsor Warrants [Member]
Merger Transaction and Related Financing Transactions [Line Items]
Warrants issued					4,450,000				4,450,000						4,450,000
Warrant [Member]
Merger Transaction and Related Financing Transactions [Line Items]
Warrants issued					22,900,000										22,900,000
Warrant liabilities					¥ 61,863,090										$ 8,700,000
PIPE Warrants [Member]
Merger Transaction and Related Financing Transactions [Line Items]
Gross proceeds (in Dollars)					¥ 316,426,861	$ 44,500,100
Shares issued					1,010,000	1,010,000
Warrants issued					1,200,000				1,200,000						1,200,000
Warrant liabilities					¥ 3,555,349										$ 500,000
Consideration value | $									$ 44,500,100
Gross proceeds			¥ 316,426,861	$ 44,500,100
Minimum [Member]
Merger Transaction and Related Financing Transactions [Line Items]
Price per option share (in Dollars per share) | $ / shares													$ 2.15
Minimum [Member] | Warrant [Member]
Merger Transaction and Related Financing Transactions [Line Items]
Price per share (in Dollars per share) | $ / shares														$ 0.043
Maximum [Member]
Merger Transaction and Related Financing Transactions [Line Items]
Price per option share (in Dollars per share) | $ / shares													$ 4.15
Maximum [Member] | Warrant [Member]
Merger Transaction and Related Financing Transactions [Line Items]
Price per share (in Dollars per share) | $ / shares														$ 0.048
Merger Agreement with Miami Swan Ltd [Member]
Merger Transaction and Related Financing Transactions [Line Items]
Shares issued								116,855	116,855
Merger Agreement with Miami Swan Ltd [Member] | Minimum [Member]
Merger Transaction and Related Financing Transactions [Line Items]
Par value of ordinary shares (in Dollars per share) | $ / shares									$ 0.01
Merger Agreement with Miami Swan Ltd [Member] | Maximum [Member]
Merger Transaction and Related Financing Transactions [Line Items]
Par value of ordinary shares (in Dollars per share) | $ / shares									$ 0.0000469793497033866
Merger Agreement [Member]
Merger Transaction and Related Financing Transactions [Line Items]
Exchange ratio								212.9	212.9
Exchange of ordinary shares								24,873,695	24,873,695
Equity Support Agreement [Member]
Merger Transaction and Related Financing Transactions [Line Items]
Shares issued					1,000,000	1,000,000
Payment of cash deposits (in Dollars) | $									$ 3,166,667
Offering cost paid								¥ 4,621,955	$ 650,000
THC Hope IB Limited [Member] | Merger Agreement with Miami Swan Ltd [Member]
Merger Transaction and Related Financing Transactions [Line Items]
Shares issued								7,745	7,745
Exchange ratio								212.9	212.9
Exchange of ordinary shares								1,648,597	1,648,597
Silver Crest Management LLC [Member]
Merger Transaction and Related Financing Transactions [Line Items]
Shares issued								1,138,727	1,138,727
Fair value of the earn-in shares as additional paid-in capital					¥ 41,953,130	$ 5,900,000
Silver Crest Management LLC [Member] | Public Warrants [Member]
Merger Transaction and Related Financing Transactions [Line Items]
Warrants issued									17,250,000
Silver Crest Management LLC [Member] | Sponsor [Member]
Merger Transaction and Related Financing Transactions [Line Items]
Shares issued								280,000	280,000
Shaolin Capital Management LLC [Member] | Equity Support Agreement [Member]
Merger Transaction and Related Financing Transactions [Line Items]
Shares issued								1,000,000	1,000,000
Subscription price									$ 50,000,000							¥ 355,535,000	$ 50,000,000
CF Principal Investment LLC [Member]
Merger Transaction and Related Financing Transactions [Line Items]
Shares issued											165,289	165,289
Consideration value											¥ 21,656,700	$ 3,000,000
Number of ordinary shares								3,000,000	3,000,000
Percentage of dollar volume-weighted average price for ordinary shares								97.00%	97.00%
Aggregate gross purchase price (in Dollars) | $									$ 100,000,000
Sona Credit Master Fund Limited (“Sona”) [Member]
Merger Transaction and Related Financing Transactions [Line Items]
Shares issued								40,000	40,000
Price per share (in Dollars per share) | $ / shares									$ 57.5
Pangaea Two Acquisition Holdings XXIIA, Ltd. [Member]
Merger Transaction and Related Financing Transactions [Line Items]
Price per share (in Dollars per share) | $ / shares									90
Price per option share (in Dollars per share) | $ / shares									$ 0.05
Class A Ordinary Shares [Member] | Silver Crest Management LLC [Member]
Merger Transaction and Related Financing Transactions [Line Items]
Common stock, shares issued									1,381,136
Class B Ordinary Shares [Member] | Silver Crest Management LLC [Member]
Merger Transaction and Related Financing Transactions [Line Items]
Shares issued								4,312,500	4,312,500
Ordinary Shares [Member]
Merger Transaction and Related Financing Transactions [Line Items]
Shares issued								2,800,000	2,800,000
Ordinary Shares [Member] | PIPE Warrants [Member]
Merger Transaction and Related Financing Transactions [Line Items]
Shares issued								1,010,000	1,010,000
Initial Public Offering [Member] | Silver Crest Acquisition Corporation [Member]
Merger Transaction and Related Financing Transactions [Line Items]
Gross proceeds (in Dollars) | $							$ 345,000,000